Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2015
Non-Controlling Interests
Schedule of material non-controlling interests
Name of subsidiary	% Ownership
Lotterie Nazionali S.r.l.	64.00%
Northstar New Jersey Lottery Group, LLC	82.31%